UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number  811-07959

Advisors Series Trust
(Exact name of registrant as specified in charter)

615 East Michigan Street
Milwaukee, WI 53202
(Address of principal executive offices) (Zip code)

Douglas G. Hess, President
Advisors Series Trust
c/o U.S. Bancorp Fund Services, LLC
777 East Wisconsin Avenue, 5th Floor
Milwaukee, WI 53202
(Name and address of agent for service)

(414) 765-6609
(Registrant's telephone number, including area code)

Date of fiscal year end: December 31, 2014

Date of reporting period: June 30, 2014

Item 1. Reports to Stockholders.

Capital Advisors Growth Fund

C Tactical Dynamic Fund

Semi-Annual Report

June 30, 2014

CAPITAL ADVISORS GROWTH FUND

July 16, 2014

Dear Shareholder,

The Capital Advisors Growth Fund (the “Fund”) advanced 7.26% in the first six months of 2014, compared to gains of 7.14% and 6.31% for the Fund’s benchmarks, the S&P 500® Index and Russell 1000® Growth Index, respectively.

The following data summarizes the Fund’s performance over various holding periods ended June 30, 2014 in comparison to the Fund’s relevant benchmarks:

Periods Ended June 30, 2014

		Russell 1000®
	Fund	Growth Index	S&P 500® Index
6-Months	7.26%	6.31%	7.14%
1-Year	25.46%	26.92%	24.61%
3-Years	14.78%	16.26%	16.58%
5-Years	15.45%	19.24%	18.83%
10-Years	7.76%	8.20%	7.78%
Inception (12/31/1999)	2.16%	1.85%	3.97%

Net Expense Ratio: 1.26%^ Gross Expense Ratio: 1.59%

^
The Advisor has contractually agreed to waive a portion or all of its management fees and pay Fund expenses, through at least April 29, 2015 to ensure that the Net Annual Fund Operating Expenses (excluding acquired fund fees and expenses (“AFFE”) of 0.01%, taxes, interest and extraordinary expenses) do not exceed 1.25% of average daily net assets of the Fund.

Performance data quoted represents past performance and does not guarantee future results.  The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost.  Current performance of the Fund may be lower or higher than the performance quoted.  Performance data current to the most recent month-end may be obtained by calling 1-866-205-0523.

The Fund imposes a 2.00% redemption fee if shares are redeemed within 7 days of purchase.  Performance data does not reflect the redemption fee.  If it had, returns would be reduced.

CAPITAL ADVISORS GROWTH FUND

PERFORMANCE ATTRIBUTION

Individual stocks that contributed most to the Fund’s return during the first half of 2014 include Apple, Inc. (AAPL: $96.08), Brookfield Asset Management, Inc. (BAM: $44.82) and Gilead Sciences, Inc. (GILD: $86.82).  All three stocks remain in the portfolio as of July 16, 2014.

The most substantial underperformers during the first half were Amazon.com, Inc. (AMZN: 355.96), General Motors Company (GM: $37.58) and Generac Holdings, Inc. (GNRC: $43.50).  The Fund continued to hold each of these stocks as of July 16, 2014.

OUTLOOK

We believe the recent price of all financial assets probably includes a valuation premium derived from today’s historically low interest rates and the widely held view that rates will remain low for an extended time.  If a new development dislodges this consensus opinion a very large percentage of investors may find themselves on the same side of a wrong assumption.  The situation could become unstable.

The better news is that today’s narrow consensus about interest rates might only be unstable if it turns out to be wrong.  In order for it to be wrong, the Federal Reserve Board (the “Fed”) would have to break its commitment to keep rates low.  This seems unlikely in the near term, but uncomfortably possible further out.  The reason is that the Fed’s commitment to easy monetary policy is data-dependent.  As long as the economy evolves according to the Fed’s current forecast their commitment to abnormally low interest rates will be appropriate.  However, if the economy deviates from the Fed’s expectation an adjustment in policy may be necessary, even if it means reneging on previous forward guidance.

The staff at the Federal Reserve includes over 200 Ph.D. economists with access to the most extensive economic data in the world.  Historically, this analytical advantage hasn’t helped much.  The chart below shows that Federal Reserve economists have been quite consistent at forecasting what just happened in the economy.  As for predicting what will happen next…not so much.

CAPITAL ADVISORS GROWTH FUND

Note:
The graphs above and below were included in a working paper entitled “History of the Forecasters: An Assessment of the Semi-Annual U.S. Treasury Bond Yield Forecast Survey” (Brooks & Gray, 2003).  The paper studied the forecasting accuracy of Federal Reserve economists from June 30, 1982 to June 30, 2002 to discover whether the group of experts who set interest rates in our economy is able to effectively forecast their trajectory through time.

Source: Brooks & Gray, 2003 (6/30/82 to 6/30/02); GestaltU, 2013. The diagonal line illustrates the inverse correlation.

CAPITAL ADVISORS GROWTH FUND

The sobering message from the scatter plot above is that the Federal Reserve’s forecasts for interest rates just six months out were negatively correlated with actual outcomes during the 20-year study period from 1983 to 2003.  In defense of the Fed, the statistical significance of the data in this graph is not high, so it wouldn’t pay to bet against the Fed’s forecast.  The point is that the team of experts whose forward guidance shapes the world’s expectations for interest rates appears to be no better than the rest of us at getting the forecast right…and they have the power to influence the outcome!

For six years the Fed has used forward guidance to encourage investors to incorporate low and stable interest rates into the valuation models they use for virtually all investment assets.  The good news is the policy has been successful.  Asset markets of all kinds have performed admirably since the financial crisis, with many, including stocks, breaking new high ground within the past 12 months.

The dark side of the Fed’s successful forward guidance is the instability it introduces into the system by encouraging a large majority of market participants to adopt a similar forecast for the future.  Six years into the recovery it seems that prices in most asset markets may be dependent on abnormally low interest rates because that is the outcome most investors expect.  If this narrow consensus about interest rates turns out to be wrong, a large percentage of investors may need to adjust into an unbalanced market.

For now, the research team at Capital Advisors counts itself among the majority regarding our outlook for interest rates.  We expect the Fed to complete its quantitative easing program in the fourth quarter of this year, and then move slowly and methodically to increase the interbank lending rate (i.e. “Fed Funds”) after that.  With this as our baseline forecast, we continue to find attractive opportunities in the equity markets, and we don’t hesitate to pull the trigger when we see something we like.

However, we are mindful of the reality that some portion of the value of everything we hold in the Fund is dependent upon low and stable interest rates.  We also recognize that no one, including the Fed, is very good at forecasting rates.  Therefore, we assign a non-trivial probability to a future where interest rates rise sooner and go higher than most investors seem to expect.  This is why we began a process of reducing risk in the Fund during the fourth quarter of 2013, and why we have continued down this path so far in 2014.

The graph below has been updated since the last shareholder letter to reflect a continued downshift in the risk profile of the Fund.  The Fund remains fully invested in stocks, but we continue to tilt the portfolio more conservatively by emphasizing “Stable Earners” like AT&T, Inc., The Coca-Cola Company, Johnson & Johnson, McDonald’s Corporation, PepsiCo,

CAPITAL ADVISORS GROWTH FUND

Inc., The Procter & Gamble Company and Unilever PLC.  We have also reduced the allocation to our most aggressive category of stocks – “Emerging Franchises.”  After selling Apollo Education Group and Facebook, Inc. at the end of the second quarter, the Fund includes just one Emerging Franchise at this time – Valeant Pharmaceuticals International, Inc.

Source:  Capital Advisors, Inc.  Numbers on the vertical axis represent an internally generated risk score where higher numbers represent higher risk and lower numbers represent lower risk.

FUND HOLDINGS

The ten largest holdings in the Fund as of June 30, 2014 were as follows:

		Cost/Share	Market/Share
Security	No. Shares	($)	($)	Portfolio %
Brookfield Asset
Management, Inc.	46,800	35.84	44.02	5.4
Apple, Inc.	16,730	42.35	92.93	4.1
Wells Fargo & Company	28,400	25.76	52.56	3.9
Unilever PLC	30,800	39.28	45.31	3.7
The Coca-Cola Company	31,500	39.44	42.36	3.5
AT&T, Inc.	36,700	30.73	35.36	3.4
General Electric Company	47,200	19.14	26.28	3.3
Capital One Financial Corp.	14,200	51.43	82.60	3.1
Eaton Corp. PLC	15,130	51.91	77.18	3.1
Gilead Sciences, Inc.	13,700	66.49	82.91	3.0

Of the 34 common stocks held by the Fund as of June 30, 2014, the 10 largest holdings represented 36.5% of total assets.  The Fund held 7.3% of its assets in interest bearing cash reserves as of June 30, 2014.

CAPITAL ADVISORS GROWTH FUND

RECENT ADDITIONS TO THE FUND

Recent new additions to the Fund’s portfolio include Gilead Sciences, Inc. (GILD: $86.82) and The Priceline Group, Inc. (PCLN: $1,225.19).  Both stocks were purchased following a correction in social media and biotechnology stocks during the spring that triggered a steep drop in both stocks prior to their addition to the Fund.

Gilead Sciences is a world leader in the development of therapies for infectious diseases.  The core of the company’s drug portfolio serves patients with HIV and hepatitis B and C, although Gilead also markets products for pulmonary and cardiovascular diseases and cancer.

Gilead’s growth prospects improved dramatically in late 2013 with the approval of a new drug for hepatitis C called Sovaldi.  Uptake for Sovaldi has been rapid so far due to its unusual success during clinical trials relative to prevailing therapies.

Beyond the near-term growth potential of Sovaldi, we appreciate Gilead’s business model of serving large market opportunities with a relatively small sales force, efficient manufacturing, and a historically productive research and development budget.  Management also deserves credit for growing the business through selective acquisitions at prices that look very attractive in hindsight.

Priceline is a leading online travel company that connects consumers wishing to make travel reservations with providers of travel services around the world.  The company facilitates reservations (including hotels, bed and breakfasts, hostels, apartments, vacation rentals and other properties) through the Booking.com, priceline.com and Agoda.com brands.  In the United States, the company also offers reservations for rental cars, airline tickets, vacation packages and cruises through the priceline.com brand.

Priceline may be a beneficiary of the growing transition to online travel booking around the world.  Currently, the company has less than 4% of the estimated global market share for travel related bookings.  We feel there is room for the category to at least double its current penetration rate.  Priceline’s revenue growth should benefit from its strong network effect and economies of scale.  We believe Priceline’s growth prospects can continue to improve as more travel service providers are added to the company’s expanding network.

In addition to these new additions to the Fund’s portfolio, we recently added to existing holdings in Amazon.com, Inc. (AMZN: $356.53), General Electric Company (GE: $27.00) and General Motors Company (GM: $37.56) to take advantage of stock prices we found attractive for each stock in recent months.

CAPITAL ADVISORS GROWTH FUND

As always, we appreciate the trust you have placed with the Capital Advisors Growth Fund.

Keith C. Goddard, CFA	Channing S. Smith, CFA
Chief Investment Officer/	Portfolio Manager
Portfolio Manager	Capital Advisors Growth Fund
Capital Advisors Growth Fund	Managing Director,
CEO, Capital Advisors, Inc.	Capital Advisors, Inc.

Investment performance reflects voluntary fee waivers in effect.  In the absence of such waivers, total return would be reduced.

Opinions expressed are those of Keith C. Goddard and Channing S. Smith, and are subject to change, are not guaranteed, and should not be considered investment advice.

The S&P 500® Index is an unmanaged, capitalization-weighted index of 500 stocks designed to represent the broad domestic economy.

The Russell 1000® Growth Index is a market-cap weighted index of common stocks incorporated in the U.S. and its territories.  This index measures the performance of companies within the Russell 1000 Index with higher price-to-book ratios and higher forecasted growth values.  Indices are not available for direct investment and do not incur expenses.

Fund holdings and/or sector weightings are subject to change and should not be considered a recommendation to buy or sell a security.  Please refer to the schedule of investments for more complete holding information.

Mutual fund investing involves risk.  Principal loss is possible.  Growth stocks typically are more volatile that value stocks, however, value stocks have a lower expected growth rate in earnings and sales.  The Fund invests in foreign securities which involves political, economic and currency risks, greater volatility and differences in accounting methods.  The Fund may invest in derivatives, such as options, which involve risks different from, and in certain cases, greater than the risks presented by traditional investments.

Must be preceded or accompanied by a current prospectus.  Please read it carefully before you invest.

The Fund is distributed by Quasar Distributors, LLC.

C TACTICAL DYNAMIC FUND

July 16, 2014

Dear Shareholder,

The C Tactical Dynamic Fund (the “Fund”) advanced 3.33% in the first six months of 2014.  This compares to a gain of 6.26% for the Fund’s primary benchmark, which is an equal-weight composite of the four indexes that comprise the investment universe for the Fund’s portfolio – domestic equities, developed international equities, emerging markets and global natural resources.  The following data summarizes the Fund’s performance over various holding periods ended June 30, 2014 in comparison to these benchmarks:

Period Ended June 30, 2014

					MSCI	S&P Global
				MSCI	Emerging	Natural
		Blended	S&P 500®	EAFE	Markets	Resources
	Fund	Benchmark±	Index	Index	Index	Index
3-Months	3.58%	5.71%	5.23%	4.09%	6.60%	6.90%
6-Months	3.33%	6.26%	7.14%	4.78%	6.14%	6.88%
1-Year	10.29%	21.10%	24.61%	23.57%	14.31%	21.72%
Inception
(8/10/12)*	7.61%	13.75%	21.86%	20.08%	6.23%	7.09%
*Annualized

±
Effective as of the Fund’s annual report for the fiscal year ended December 31, 2013, a blended benchmark that is an equal-weight composite of the S&P 500® Index, MSCI EAFE Index, MSCI Emerging Markets Index and S&P Global Natural Resources Index has replaced the S&P Global Broad Market Index as a more appropriate broad-based securities market index for the Fund.

Net Expense Ratio: 1.64%^ Gross Expense Ratio: 1.80%

The Advisor has contractually agreed to waive a portion or all of its management fees and/or pay Fund expenses to ensure that the Net Annual Fund Operating Expenses (excluding acquired fund fees and expenses (“AFFE”) of 0.39%, taxes, interest and extraordinary expenses) do not exceed 1.25% of average daily net assets of the Fund through at least April 29, 2015.

Performance data quoted represents past performance and does not guarantee future results.  The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost.  Current performance of the Fund may be lower or higher than the performance quoted.  Performance data current to the most recent month-end may be obtained by calling 1-866-205-0523.

C TACTICAL DYNAMIC FUND

The Fund imposes a 1.00% redemption fee if shares are redeemed within 30 days of purchase.  Performance data does not reflect the redemption fee.  If it had, returns would be reduced.

PERFORMANCE ATTRIBUTION

Recent performance and activity in the Fund is always driven by the Fund’s objective investment process.  The Fund invests in four primary asset sectors: domestic equities, international equities, emerging markets and natural resources.  To gain access to these four sectors the Fund invests in up to 50 exchange-traded funds (“ETFs”) that in our opinion represent the primary constituents of each of the four asset markets.  The strategy uses a proprietary, moving average-based model to systematically adjust its risk exposure to each of the 50 ETFs on a monthly basis.  There are no subjective overrides or inputs into the model.

This process allows the Fund’s risk profile to dynamically adjust to prevailing market conditions based on objective signals from market prices.  When the global equity markets have been trending upward we expect many of the 50 ETFs to be included in the portfolio.  When the recent trend has been negative in the global risk markets, we expect the Fund’s allocation to fixed income and cash reserves to increase as equity ETFs are sold from the portfolio in response to these negative trends.

The Fund’s return in the first half of 2014 saw each of the four asset markets that make up its investment universe contribute positively to its performance.  The U.S. sectors recorded the best performance followed by the global natural resources sector, the developed international markets sector and the emerging markets sector.  For the first time since the inception of the Fund, all four sectors were fully invested at the mid-point of the year.

The following three ETFs were the biggest contributors to performance in the first six months of 2014:

-iShares Global Energy ETF
-iShares U.S. Oil & Gas Exploration & Production ETF
-iShares MSCI India ETF

The following three ETFs were the biggest detractors to performance in the first six months of 2014:

-iShares China Large-Cap ETF
-iShares MSCI Japan ETF
-iShares MSCI Poland Capped Investable Market Index Fund

OUTLOOK

The Fund’s rules-based investment process offers an objective snapshot of the state of the global equity markets at any given time.  Individual countries

C TACTICAL DYNAMIC FUND

 and industry sectors that are in an uptrend are likely to be represented in the portfolio, while those sectors and countries in a downtrend are likely to be out of the portfolio.

As of June 30, 2014, the Fund was approximately 98.5% invested in risk markets, with the remainder in cash and short-term investment-grade bond ETFs.  The 98.5% allocation to global risk markets was spread across 50 ETFs.

The Fund’s recent positioning is representative of the rising global equity market performance in the first six months of 2014.  The U.S. stock market reached new highs with all 10 sectors posting gains in the first half of the year, led by the energy sector.  Developed international markets were buoyed by rising merger-and-acquisition activity and further stimulus measures implemented by the European Central Bank.  Additionally, Japan rebounded in May and June as revised data showed that the world’s third largest economy expanded at a faster pace than originally reported.  Both emerging markets and global natural resources rallied on expectations of an improving global economy and subsiding political uncertainty in the faster growing emerging markets.

FUND HOLDINGS

The ten largest holdings in the Fund as of June 30, 2014 were as follows:

Portfolio Holding	Percentage Weighting
Market Vectors Agribusiness ETF	6.18
iShares MSCI Global Select Metals & Mining Producers ETF	4.13
iShares Global Energy ETF	3.71
iShares MSCI United Kingdom ETF	3.61
iShares China Large-Cap ETF	3.42
iShares MSCI Japan ETF	3.23
Energy Select Sector SPDR ETF	2.77
iShares MSCI Brazil Capped ETF	2.63
iShares U.S. Utilities ETF	2.60
Materials Select Sector SPDR ETF	2.54

As of June 30, 2014, the 10 largest holdings represented 34.82% of total assets.

The Fund continues to be diversified across sectors, geographies, and holdings.  As of June 30, 2014, the Fund’s exposure to risk markets within its four sector quadrants was as follows:

Risk Market Sector	Percentage Weighting
Developed Markets	24.25%
U.S. Equity Sectors	25.00%
Emerging Markets	24.50%
Natural Resources	24.75%
Total Risk Markets	98.50%
Short-Term Bonds and Reserves	1.50%

C TACTICAL DYNAMIC FUND

IN SUMMARY…

The Fund’s investment process is designed to accomplish two investment goals.  First, the strategy seeks to take advantage of a material difference in the distribution of monthly returns for many risk assets in months following a positive moving average reading (i.e. the asset is trading above its moving average) compared to months following a negative moving average measurement.  The historical record of many asset sectors demonstrates that average monthly returns have been higher, and the frequency of negative returns has been lower, in months following a positive moving average reading versus a negative reading.

The second goal is to reduce the likelihood of experiencing a significant drawdown in the principal value of the portfolio during secular bear markets for various asset sectors.  The discipline of selling any of the Fund’s 50 risk market ETFs when they cross below their moving average may allow the Fund to avoid a further decline in those ETFs whenever a short-term correction evolves into a secular bear market for a given country or industry sector.

By applying a binary allocation target to 50 subsectors of the global equity markets the Fund should deliver a different pattern of returns compared to static benchmarks for these markets.  Since the binary allocation targets are driven by trend-following signals, investors in the Fund should expect a reasonably high correlation to the global equity markets during broad advances for these markets because most of the Fund’s 50 ETFs are likely to trade above their moving average during a sustained uptrend.  The Fund should exhibit low correlation to the global equity markets during broad downturns because many of the 50 ETFs would likely trade below their moving average under these conditions.

The cost for these very favorable correlation characteristics is borne during trendless market conditions when short-term volatility frequently triggers false signals in the portfolio that can reduce the Fund’s return relative to its benchmark.  These periods are inevitable and unavoidable, yet we don’t worry about their long-term impact on the Fund’s results as long as the strategy performs as expected during secular bull and bear market cycles for global equities.

C TACTICAL DYNAMIC FUND

As always, we appreciate the trust you have placed with the C Tactical Dynamic Fund.

Keith C. Goddard, CFA	Channing S. Smith, CFA
Portfolio Manager	Portfolio Manager
C Tactical Dynamic Fund	C Tactical Dynamic Fund
CEO, Capital Advisors, Inc.	Managing Director, Capital
Advisors, Inc.

Monty L. Butts
Portfolio Manager
C Tactical Dynamic Fund
Managing Director,
Capital Advisors, Inc.

Investment performance reflects voluntary fee waiver in effect.  In the absence of such waivers, total return would be reduced.

Opinions expressed are those of Keith C. Goddard, Channing S. Smith, and Monty L. Butts and are subject to change, are not guaranteed, and should not be considered investment advice.

Fund holdings and sector weightings are subject to change and should not be considered a recommendation to buy or sell a security.  Please refer to the schedule of investments for more complete holding information.

Mutual fund investing involves risk, including the potential loss of principal.  The Fund invests in foreign securities, which involves political, economic and currency risks, greater volatility and differences in accounting methods.  These risks are greater in emerging markets.  Investments in debt securities typically decrease in value when interest rates rise.  The risk is usually greater for longer-term debt securities.  Because the funds invest in ETFs, they are subject to additional risks that do not apply to conventional mutual funds, including the risks that the market price of an ETF’s shares may trade at a discount to its net asset value (“NAV”), an active secondary trading market may not develop or be maintained, or trading

C TACTICAL DYNAMIC FUND

may be halted by the exchange in which they trade, which may impact a Fund’s ability to sell its shares.  Sector-specific ETFs may entail greater volatility than ETFs diversified across sectors since sector-specific ETFs are more susceptible to economic, political, regulatory and other occurrences influencing such sector.  The Fund’s trend following strategy responds to changes that have already begun to occur in the marketplace.  There is a risk that the Fund will be late in either investing in ETFs that are expected to benefit from improving trends or selling ETFs that are expected to suffer from deteriorating trends.  Investing in commodities may subject the Fund to greater risks and volatility as commodity prices may be influenced by a variety of factors including unfavorable weather, environmental factors, and changes in government regulations.

Diversification does not assure a profit or protect against a loss in a declining market.

Correlation is a statistical measure of how two securities move in relation to each other.

S&P 500 Index is an unmanaged, capitalization weighted index of 500 stocks.  The index is designed to measure performance of the broad domestic economy through changes in the aggregate market value of 500 stocks representing all major industries.  This index assumes the reinvestment of dividends and the percentage changes in the benchmark represent the annual percentage change of the index for the period reported.

MSCI EAFE Index is designed to measure the performance of the developed international equity markets in Europe, Australia and the Far East.  The index assumes the reinvestment of dividends.  Returns for this index were utilized throughout the study period for the developed international markets.

MSCI Emerging Markets Index is designed to measure the performance of emerging market equities throughout the world.  The index assumes the reinvestment of dividends.  Returns for this index were utilized throughout the study period for emerging market equities.

S&P Global Natural Resource Index includes 90 of the largest publicly-traded companies in natural resources and commodities businesses that meet specific investability requirements, offering investors diversified and investable equity exposure across 3 primary commodity related sectors: agribusiness, energy, and metals & mining.

An investment cannot be made directly in an index.

References to other fund should not be interpreted as an offer of these securities.

CAPITAL ADVISORS FUNDS

EXPENSE EXAMPLE at June 30, 2014 (Unaudited)

Shareholders in mutual funds generally incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments, redemption fees, and exchange fees, and (2) ongoing costs, including management fees, distribution and/or service fees, and other fund expenses.  This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.  The Example is based on an investment of $1,000 invested at the beginning of the period indicated and held for the entire period (1/1/14 – 6/30/14).

Actual Expenses
The first line of the tables below provides information about actual account values and actual expenses, with actual net expenses being limited to 1.25% per the operating expenses limitation agreement for the Capital Advisors Growth Fund and the C Tactical Dynamic Fund.  Although the Funds charge no sales load or transaction fees, you may be assessed a fee for outgoing wire transfers, returned checks, and stop payment orders at prevailing rates charged by U.S. Bancorp Fund Services, LLC, the Funds’ transfer agent.  To the extent the Funds invest in shares of other investment companies as part of its investment strategy, you will indirectly bear your proportionate share of any fees and expenses charged by the underlying funds in which the Funds invest in addition to the expenses of the Funds.  The Example below includes, but is not limited to, management fees, fund accounting, custody and transfer agent fees.  You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period.  Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes
The second line of the tables below provides information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return.  The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.  You may use this information to compare the ongoing costs of investing in the Funds and other funds.  To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.  Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees.  Therefore, the second set of lines of the

CAPITAL ADVISORS FUNDS

EXPENSE EXAMPLE at June 30, 2014 (Unaudited), Continued

 table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.  In addition, if these transactional costs were included, your costs would have been higher.
Capital Advisors Growth Fund
	Beginning	Ending	Expenses Paid
	Account Value	Account Value	During Period*
	1/1/14	6/30/14	(1/1/14 – 6/30/14)
Actual	$1,000.00	$1,072.60	$6.42

Hypothetical (5% return
before expenses)	$1,000.00	$1,018.60	$6.26

*
Expenses are equal to the Fund’s annualized expense ratio of 1.25%, multiplied by the average account value over the period, multiplied by 181 (days in most recent fiscal half-year)/365 days to reflect the one-half year expense.

C Tactical Dynamic Fund
	Beginning	Ending	Expenses Paid
	Account Value	Account Value	During Period*
	1/1/14	6/30/14	(1/1/14 – 6/30/14)
Actual	$1,000.00	$1,033.30	$6.30

Hypothetical (5% return
before expenses)	$1,000.00	$1,018.60	$6.26

*
Expenses are equal to the Fund’s annualized expense ratio of 1.25%, multiplied by the average account value over the period, multiplied by 181 (days in most recent fiscal half-year)/365 days to reflect the one-half year expense.

CAPITAL ADVISORS FUNDS

SECTOR ALLOCATION OF PORTFOLIO ASSETS – June 30, 2014 (Unaudited)

Capital Advisors Growth Fund

C Tactical Dynamic Fund

Percentages represent market value as a percentage of total investments.

CAPITAL ADVISORS GROWTH FUND

SCHEDULE OF INVESTMENTS at June 30, 2014 (Unaudited)
Shares	COMMON STOCKS - 92.75%	Value

	Air Delivery & Freight Services - 2.31%
5,800	FedEx Corp.	$878,004

	Asset Management - 2.43%
2,890	BlackRock, Inc.	923,644

	Auto Manufacturers - Major - 2.77%
29,000	General Motors Co.	1,052,700

	Beverages - Soft Drinks - 3.51%
31,500	The Coca-Cola Company	1,334,340

	Biotechnology - 5.49%
8,000	Amgen, Inc.	946,960
13,700	Gilead Sciences, Inc.*	1,135,867
		2,082,827

	Business Services - 4.24%
640	The Priceline Group, Inc.*	769,920
3,990	Visa, Inc. - Class A	840,733
		1,610,653

	Catalog & Mail Order Houses - 2.52%
2,950	Amazon.com, Inc.*	958,101

	Conglomerates - 3.57%
47,200	General Electric Co.	1,240,416
3,125	NOW, Inc.*	113,156
		1,353,572

	Credit Services - 3.09%
14,200	Capital One Financial Corp.	1,172,920

	Discount, Variety Stores - 2.25%
7,400	Costco Wholesale Corp.	852,184

	Diversified Machinery - 1.58%
12,300	Generac Holdings, Inc.*	599,502

The accompanying notes are an integral part of these financial statements.

CAPITAL ADVISORS GROWTH FUND

SCHEDULE OF INVESTMENTS at June 30, 2014 (Unaudited), Continued
Shares		Value

	Drug Delivery - 2.33%
7,000	Valeant Pharmaceuticals International, Inc.*#	$882,840

	Drug Manufacturers - 2.31%
8,400	Johnson & Johnson	878,808

	Electric Utilities - 2.85%
45,500	Calpine Corp.*	1,083,355

	Health Care Plans - 2.52%
13,800	Express Scripts Holding Co.*	956,754

	Industrial Electrical Equipment - 3.08%
15,130	Eaton Corp. PLC	1,167,734

	Internet Information Providers - 3.33%
1,090	Google, Inc. - Class C*	627,055
1,090	Google, Inc. - Class A*	637,290
		1,264,345

	Major Integrated Oil & Gas - 1.92%
7,100	Occidental Petroleum Corp.	728,673

	Medical Appliances & Equipment - 2.55%
23,700	Abbott Laboratories	969,330

	Medical Instruments & Supplies - 2.28%
9,600	Covidien PLC#	865,728

	Money Center Banks - 3.93%
28,400	Wells Fargo & Co.	1,492,704

	Oil & Gas Equipment & Services - 2.71%
12,500	National Oilwell Varco, Inc.	1,029,375

	Personal Computers - 4.10%
16,730	Apple, Inc.	1,554,719

The accompanying notes are an integral part of these financial statements.

CAPITAL ADVISORS GROWTH FUND

SCHEDULE OF INVESTMENTS at June 30, 2014 (Unaudited), Continued
Shares		Value

	Personal Products - 5.41%
8,400	Procter & Gamble Co.	$660,156
30,800	Unilever PLC - ADR	1,395,548
		2,055,704

	Processed & Packaged Goods - 2.92%
12,400	PepsiCo, Inc.	1,107,816

	Railroads - 2.57%
31,700	CSX Corp.	976,677

	Real Estate Development - 5.43%
46,800	Brookfield Asset Management, Inc. - Class A#	2,060,136

	Restaurants - 2.41%
9,100	McDonald’s Corp.	916,734

	Semiconductor - Integrated Circuits - 2.92%
14,000	Qualcomm, Inc.	1,108,800

	Telecommunication Services/Domestic - 3.42%
36,700	AT&T, Inc.	1,297,712
	Total Common Stocks (Cost $25,343,650)	35,216,391

	SHORT-TERM INVESTMENTS - 3.82%
1,448,418	Fidelity Institutional Money Market
	Government Portfolio, Class I, 0.01%†
	(Cost $1,448,418)	1,448,418
	Total Investments in Securities
	(Cost $26,792,068) - 96.57%	36,664,809
	Other Assets in Excess of Liabilities - 3.43%	1,303,905
	Net Assets - 100.00%	$37,968,714

*	Non-income producing security.
#	U.S. traded security of a foreign issuer.
†	Rate shown is the 7-day annualized yield as of June 30, 2014.
ADR - American Depository Receipt

The accompanying notes are an integral part of these financial statements.

C TACTICAL DYNAMIC FUND

SCHEDULE OF INVESTMENTS at June 30, 2014 (Unaudited)
Shares	EXCHANGE-TRADED FUNDS - 97.94%	Value

	Developed Markets - 21.83%
18,893	iShares MSCI Australia ETF	$493,674
14,363	iShares MSCI Belgium Capped ETF	246,972
16,638	iShares MSCI France ETF	484,998
14,081	iShares MSCI Germany ETF	440,454
12,020	iShares MSCI Hong Kong ETF	250,978
5,982	iShares MSCI Ireland Capped ETF	214,215
14,216	iShares MSCI Italy Capped ETF	247,074
68,000	iShares MSCI Japan ETF	818,720
11,584	iShares MSCI Netherlands ETF	296,550
7,426	iShares MSCI Spain Capped ETF	317,981
8,700	iShares MSCI Sweden ETF	307,023
14,489	iShares MSCI Switzerland Capped ETF	497,263
43,756	iShares MSCI United Kingdom ETF	913,625
		5,529,527

	Emerging Markets - 26.28%
23,404	iShares China Large-Cap ETF	866,884
7,239	iShares MSCI All Peru Capped ETF	257,491
13,968	iShares MSCI Brazil Capped ETF	667,391
5,164	iShares MSCI Chile Capped ETF	234,291
16,516	iShares MSCI India ETF	491,103
9,346	iShares MSCI Indonesia ETF	246,547
4,539	iShares MSCI Israel Capped ETF	237,040
15,270	iShares MSCI Malaysia ETF	242,488
4,186	iShares MSCI Mexico Capped ETF	283,853
8,431	iShares MSCI Poland Capped
	Investable Market Index Fund	247,450
23,320	iShares MSCI Russia Capped ETF	471,764
18,400	iShares MSCI Singapore ETF	248,768
6,726	iShares MSCI South Africa ETF	462,143
9,471	iShares MSCI South Korea Capped ETF	615,804
36,409	iShares MSCI Taiwan ETF	575,262
3,310	iShares MSCI Thailand Capped ETF	255,565
4,583	iShares MSCI Turkey ETF	254,632
		6,658,476

	Global Natural Resources - 23.25%
22,200	Global X Silvers Miners ETF	314,796
19,397	iShares Global Energy ETF	941,142
8,355	iShares Global Timber & Forestry ETF	440,392

The accompanying notes are an integral part of these financial statements.

C TACTICAL DYNAMIC FUND

SCHEDULE OF INVESTMENTS at June 30, 2014 (Unaudited), Continued
Shares		Value

	Global Natural Resources - 23.25%, Continued
52,020	iShares MSCI Global Select
	Metals & Mining Producers ETF	$1,045,602
4,090	iShares U.S. Oil Equipment & Services ETF	317,098
6,473	iShares U.S. Oil & Gas
	Exploration & Production ETF	628,399
28,453	Market Vectors Agribusiness ETF	1,565,200
12,000	Market Vectors Gold Miners ETF	317,400
13,090	PowerShares Global Water Portfolio	321,360
		5,891,389

	Treasuries/Investment Grade Bonds - 0.25%
750	iShares 1-3 Year Treasury Bond ETF	63,420
		63,420
	U.S. Equity Sectors - 26.33%
13,844	Consumer Staples Select Sector SPDR Fund	617,719
7,000	Energy Select Sector SPDR Fund	700,700
4,977	iShares U.S. Consumer Services ETF	614,759
7,515	iShares U.S. Financials ETF	624,797
4,862	iShares U.S. Healthcare ETF	623,357
6,014	iShares U.S. Industrials ETF	623,050
6,597	iShares U.S. Technology ETF	639,117
20,579	iShares U.S. Telecommunications ETF	624,161
5,921	iShares U.S. Utilities ETF	659,422
16,151	Market Vectors-Coal ETF	302,347
12,939	Materials Select Sector SPDR Trust	642,292
		6,671,721
	Total Exchange-Traded Funds (Cost $21,855,730)	24,814,533

	SHORT-TERM INVESTMENTS - 1.35%
343,758	Fidelity Institutional Money Market
	Government Portfolio, Class I, 0.01%†
	(Cost $343,758)	343,758
	Total Investments in Securities
	(Cost $22,199,488) - 99.29%	25,158,291
	Other Assets in Excess of Liabilities - 0.71%	179,198
	Net Assets - 100.00%	$25,337,489

†	Rate shown is the 7-day annualized yield as of June 30, 2014.
ETF - Exchange-Traded Fund

The accompanying notes are an integral part of these financial statements.

CAPITAL ADVISORS FUNDS

STATEMENTS OF ASSETS AND LIABILITIES at June 30, 2014 (Unaudited)

	Capital Advisors	C Tactical
	Growth Fund	Dynamic Fund
ASSETS
Investments, at value (cost $26,792,068
and $22,199,488, respectively)	$36,664,809	$25,158,291
Cash	6,365	—
Receivables:
Securities sold	1,330,953	1,124,121
Dividends and interest	29,464	204,053
Prepaid expenses	15,860	12,991
Total assets	38,047,451	26,499,456

LIABILITIES
Payables:
Securities purchased	—	1,102,147
Fund shares redeemed	100	—
Due to advisor	14,781	13,436
Audit fees	8,769	8,918
Shareholder reporting	8,352	7,436
Transfer agent fees and expenses	5,752	6,316
Administration and fund accounting fees	22,345	12,728
Distribution fees	7,689	—
Pricing fees	—	710
Chief Compliance Officer fee	1,721	2,204
Custodian fees	829	1,140
Legal fees	8,379	6,932
Accrued other expenses	20	—
Total liabilities	78,737	1,161,967

NET ASSETS	$37,968,714	$25,337,489

CALCULATION OF NET ASSET VALUE PER SHARE
Net assets applicable to shares outstanding	$37,968,714	$25,337,489
Shares issued and outstanding [unlimited number
of shares (par value $0.01) authorized]	1,477,080	1,482,506
Net asset value, offering and
redemption price per share	$25.71	$17.09

COMPONENTS OF NET ASSETS
Paid-in capital	$26,284,402	$22,652,430
Undistributed net investment income	124,672	126,268
Accumulated net realized gain/(loss)
on investments	1,686,899	(400,012)
Net unrealized appreciation on investments	9,872,741	2,958,803
Net assets	$37,968,714	$25,337,489

The accompanying notes are an integral part of these financial statements.

CAPITAL ADVISORS FUNDS

STATEMENTS OF OPERATIONS For the six months ended June 30, 2014 (Unaudited)

	Capital Advisors	C Tactical
	Growth Fund	Dynamic Fund
INVESTMENT INCOME
Income
Dividends (net of foreign tax withheld and
issuance fees of $4,330 and $0, respectively)	$346,339	$276,520
Interest	69	17
Total income	346,408	276,537

Expenses
Advisory fees (Note 4)	133,042	84,151
Administration and fund
accounting fees (Note 4)	46,855	25,380
Distribution fees (Note 5)	44,347	—
Transfer agent fees and expenses (Note 4)	10,216	13,023
Audit fees	9,069	8,917
Registration fees	8,281	6,641
Legal fees	6,979	5,712
Chief Compliance Officer fee (Note 4)	3,472	4,453
Custody fees (Note 4)	2,983	2,974
Trustee fees	2,529	2,383
Shareholder reporting	2,487	2,036
Miscellaneous fees	1,971	1,185
Insurance	1,529	1,057
Pricing fees	—	1,038
Total expenses	273,760	158,950
Less: advisory fee waiver (Note 4)	(52,024)	(8,681)
Net expenses	221,736	150,269
Net investment income	124,672	126,268

REALIZED AND UNREALIZED
GAIN ON INVESTMENTS
Net realized gain from investments	1,706,546	97,770
Net change in unrealized
appreciation on investments	740,709	588,368
Net realized and unrealized
gain on investments	2,447,255	686,138
Net increase in net assets
resulting from operations	$2,571,927	$812,406

The accompanying notes are an integral part of these financial statements.

CAPITAL ADVISORS GROWTH FUND

STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended
	June 30, 2014	Year Ended
	(Unaudited)	December 31, 2013
INCREASE/(DECREASE) IN NET ASSETS FROM:
OPERATIONS
Net investment income	$124,672	$169,367
Net realized gain on investments	1,706,546	1,664,741
Net change in unrealized
appreciation on investments	740,709	6,322,055
Net increase in net assets
resulting from operations	2,571,927	8,156,163

DISTRIBUTIONS TO SHAREHOLDERS
From net investment income	—	(487,186)
From net realized gain on investments	—	(453,534)
Total distributions to shareholders	—	(940,720)

CAPITAL SHARE TRANSACTIONS
Net increase in net assets derived from
net change in outstanding shares (a)	309,821	28,904
Total increase in net assets	2,881,748	7,244,347

NET ASSETS
Beginning of period	35,086,966	27,842,619
End of period	$37,968,714	$35,086,966
Includes undistributed net
investment income of	$124,672	$—

(a)	A summary of share transactions is as follows:

	Six Months Ended
	June 30 2014		Year Ended
	(Unaudited)		December 31, 2013
	Shares	Paid-in Capital	Shares	Paid-in Capital
Shares sold	88,470	$2,149,682	151,999	$3,267,095
Shares issued in
reinvestment of
distributions	—	—	39,374	915,448
Shares redeemed+	(75,446)	(1,839,861)	(185,690)	(4,153,639)
Net increase	13,024	$309,821	5,683	$28,904
+ Net of redemption
fees of		$28		$—

The accompanying notes are an integral part of these financial statements.

C TACTICAL DYNAMIC FUND

STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended
	June 30, 2014	Year Ended
	(Unaudited)	December 31, 2013
INCREASE/(DECREASE) IN NET ASSETS FROM:
OPERATIONS
Net investment income	$126,268	$100,475
Net realized gain/(loss)
on investments	97,770	(306,883)
Capital gain distributions from
regulated investment companies	—	371
Net change in unrealized
appreciation on investments	588,368	1,673,881
Net increase in net assets
resulting from operations	812,406	1,467,844

DISTRIBUTIONS TO SHAREHOLDERS
From net investment income	—	(100,475)

CAPITAL SHARE TRANSACTIONS
Net increase in net assets derived from
net change in outstanding shares (a)	404,436	5,594,794
Total increase in net assets	1,216,842	6,962,163

NET ASSETS
Beginning of period	24,120,647	17,158,484
End of period	$25,337,489	$24,120,647
Includes undistributed net
investment income of	$126,268	$—

(a)	A summary of share transactions is as follows:

	Six Months Ended
	June 30, 2014		Year Ended
	(Unaudited)		December 31, 2013
	Shares	Paid-in Capital	Shares	Paid-in Capital
Shares sold	100,251	$1,654,677	516,776	$8,214,056
Shares issued in
reinvestment of
distributions	—	—	5,812	96,123
Shares redeemed+	(76,497)	(1,250,241)	(170,805)	(2,715,385)
Net increase	23,754	$404,436	351,783	$5,594,794
+ Net of redemption
fees of		$4		$17

The accompanying notes are an integral part of these financial statements.

CAPITAL ADVISORS GROWTH FUND

FINANCIAL HIGHLIGHTS For a share outstanding throughout the period

	Six Months
	Ended
	June 30,
	2014		Year Ended December 31,
	(Unaudited)		2013	2012	2011	2010	2009
Net asset value,
beginning of period	$23.97		$19.09	$17.08	$16.95	$15.34	$12.68
Income from
investment operations:
Net investment income	0.08	(3)	0.12	0.17	0.11	0.16	0.09	(3)
Net realized and unrealized
gain on investments	1.66		5.41	2.00	0.13	1.61	2.65
Total from
investment operations	1.74		5.53	2.17	0.24	1.77	2.74
Less distributions:
From net
investment income	—		(0.34)	(0.16)	(0.11)	(0.16)	(0.08)
From net realized gain
on investments	—		(0.31)	—	—	—	—
Total distributions	—		(0.65)	(0.16)	(0.11)	(0.16)	(0.08)
Redemption fees retained	0.00	(3)(4)	—	—	—	—	0.00	(3)(4)
Net asset value,
end of period	$25.71		$23.97	$19.09	$17.08	$16.95	$15.34

Total return	7.26	%(2)	29.10%	12.74%	1.44%	11.54%	21.64%

Ratios/supplemental data:
Net assets, end of
period (thousands)	$37,969		$35,087	$27,843	$24,033	$22,397	$20,063
Ratio of expenses to
average net assets:
Before expense reimbursement
and waivers	1.54	%(1)	1.58%	1.65%	1.74%	1.78%	1.92%
After expense reimbursement
and waivers	1.25	%(1)	1.25%	1.25%	1.25%	1.25%	1.32	%(5)
Ratio of net investment
income to average net assets:
Before expense reimbursement
and waivers	0.41	%(1)	0.20%	0.51%	0.14%	0.52%	0.09%
After expense reimbursement
and waivers	0.70	%(1)	0.53%	0.91%	0.63%	1.05%	0.69%
Portfolio turnover rate	17.28	%(2)	41.25%	34.53%	67.31%	130.84%	78.54%

(1)	Annualized.
(2)	Not Annualized.
(3)	Based on average shares outstanding.
(4)	Amount is less than $0.01.
(5)	Effective May 1, 2009, the Advisor contractually agreed to lower the net annual operating expense limit to 1.25%.

The accompanying notes are an integral part of these financial statements.

C TACTICAL DYNAMIC FUND

FINANCIAL HIGHLIGHTS For a share outstanding throughout the period

Institutional Class Shares

					August 10,
	Six Months				2012*
	Ended		Year Ended		through
	June 30, 2014		December 31,		December 31,
	(Unaudited)		2013		2012
Net asset value, beginning of period	$16.54		$15.50		$15.00
Income from investment operations:
Net investment income	0.09	(3)	0.07	(3)	0.06
Net realized and unrealized
gain on investments	0.46		1.04		0.50
Total from investment operations	0.55		1.11		0.56
Less distributions:
From net investment income	—		(0.07)		(0.06)
Total distributions	—		(0.07)		(0.06)
Redemption fees retained	0.00	(3)(4)	0.00	(3)(4)	—
Net asset value, end of period	$17.09		$16.54		$15.50

Total return	3.33	%(2)	7.16%		3.73	%(2)

Ratios/supplemental data:
Net assets, end of period (thousands)	$25,337		$24,121		$17,158
Ratio of expenses to
average net assets (b):
Before expense reimbursement
and waivers	1.32	%(1)	1.41%		1.97	%(1)
After expense reimbursement
and waivers	1.25	%(1)	1.25%		1.25	%(1)
Ratio of net investment income
to average net assets (a):
Before expense reimbursement
and waivers	0.98	%(1)	0.31%		0.51	%(1)
After expense reimbursement
and waivers	1.05	%(1)	0.47%		1.23	%(1)
Portfolio turnover rate	84.77	%(2)	187.82%		103.81	%(2)

*	Commencement of operations.
(1)	Annualized.
(2)	Not annualized.
(3)	Based on average shares outstanding.
(4)	Amount is less than $0.01.
(a)
Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.  The ratio does not include net investment income of the investment companies in which the Fund invests.

(b)	Does not include expenses of the investment companies in which the Fund invests.

The accompanying notes are an integral part of these financial statements.

CAPITAL ADVISORS FUNDS

NOTES TO FINANCIAL STATEMENTS at June 30, 2014 (Unaudited)

NOTE 1 – ORGANIZATION

The Capital Advisors Growth Fund and the C Tactical Dynamic Fund (together, the “Funds”) are each a series of Advisors Series Trust (the “Trust”), which is registered under the Investment Company Act of 1940 (the “1940 Act”), as amended, as an open-end management investment company.  The Capital Advisors Growth Fund began operations on January 1, 2000.  The C Tactical Dynamic Fund began operations on August 10, 2012.  The Funds are both diversified funds.  The investment objective of the Capital Advisors Growth Fund is to achieve long-term capital growth and the investment objective of the C Tactical Dynamic Fund is to achieve long-term capital appreciation.

NOTE 2 – SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Funds.  These policies are in conformity with accounting principles generally accepted in the United States of America.

A.	Security Valuation: All investments in securities are recorded at their estimated fair value, as described in note 3.

B.
Federal Income Taxes: It is the Funds’ policy to comply with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders.  Therefore, no Federal income or excise tax provision is required.

The Funds recognize the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities.  Management has analyzed the Funds’ tax positions, and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken on the Capital Advisors Growth Fund’s returns filed for open tax years 2011 – 2013, the C Tactical Dynamic Fund’s returns filed for open tax years 2012 – 2013, or expected to be taken in the Funds’ 2014 tax returns.  The Funds identify their major tax jurisdictions as U.S. Federal and the state of Wisconsin; however the Funds are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months.

C.	Security Transactions, Income and Distributions: Security transactions are accounted for on the trade date. Realized gains and losses on

CAPITAL ADVISORS FUNDS

NOTES TO FINANCIAL STATEMENTS at June 30, 2014 (Unaudited), Continued

securities sold are determined on the basis of identified cost.  Interest income is recorded on an accrual basis.  Dividend income, income and capital gain distributions from underlying funds, and distributions to shareholders are recorded on the ex-dividend date.  Withholding taxes on foreign dividends have been provided for in accordance with the Funds’ understanding of the applicable country’s tax rules and rates.

The Funds distribute substantially all net investment income, if any, and net realized gains, if any, annually.  The amount of dividends and distributions to shareholders from net investment income and net realized capital gains is determined in accordance with Federal income tax regulations which differ from accounting principles generally accepted in the United States of America.  To the extent these book/tax differences are permanent, such amounts are reclassified within the capital accounts based on their Federal tax treatment.

Each Fund is charged for those expenses that are directly attributable to the Fund, such as investment advisory, custody, and transfer agent fees.  Expenses that are not attributable to a Fund are typically allocated among the Funds in proportion to their respective net assets.

D.
Reclassification of Capital Accounts: Accounting principles generally accepted in the United States of America require that certain components of net assets relating to permanent differences be reclassified between financial and tax reporting. These reclassifications have no effect on net assets or net asset value per share.

E.
Use of Estimates: The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets during the reporting period.  Actual results could differ from those estimates.

F.
Redemption Fees:  The Capital Advisors Growth Fund charges a 2.00% redemption fee to shareholders who redeem shares held 7 days or less.  The C Tactical Dynamic Fund charges a 1.00% redemption fee to shareholders who redeem shares held 30 days or less.  Such fees are retained by the Funds and accounted for as an addition to paid-in capital.

CAPITAL ADVISORS FUNDS

NOTES TO FINANCIAL STATEMENTS at June 30, 2014 (Unaudited), Continued

During the six months ended June 30, 2014, the Capital Advisors Growth Fund and the C Tactical Dynamic Fund retained $28 and $4 in redemption fees, respectively.

G.
Events Subsequent to the Fiscal Period End: In preparing the financial statements as of June 30, 2014, management considered the impact of subsequent events for potential recognition or disclosure in the financial statements.

NOTE 3 – SECURITIES VALUATION

The Funds have adopted authoritative fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value.  These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion in changes in valuation techniques and related inputs during the period and expanded disclosure of valuation levels for majority security types.  These inputs are summarized in the three broad levels listed below:

Level 1 –	Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 –
Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 –
Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

Following is a description of the valuation techniques applied to the Funds’ major categories of assets and liabilities measured at fair value on a recurring basis.

Equity Securities: The Funds’ investments are carried at fair value.  Equity securities, including common stocks and exchange-traded funds, that are primarily traded on a national securities exchange shall be valued at the last sale price on the exchange on which they are primarily traded on the day

CAPITAL ADVISORS FUNDS

NOTES TO FINANCIAL STATEMENTS at June 30, 2014 (Unaudited), Continued

of valuation or, if there has been no sale on such day, at the mean between the bid and asked prices.  Securities primarily traded in the NASDAQ Global Market System for which market quotations are readily available shall be valued using the NASDAQ Official Closing Price (“NOCP”).  If the NOCP is not available, such securities shall be valued at the last sale price on the day of valuation, or if there has been no sale on such day, at the mean between the bid and asked prices.  Over-the-counter securities which are not traded in the NASDAQ Global Market System shall be valued at the most recent sales price.  Investments in open-end mutual funds are valued at their net asset value per share.  To the extent, these securities are actively traded and valuation adjustments are not applied, they are categorized in level 1 of the fair value hierarchy.

Short-Term Securities: Short-term securities having a maturity of 60 days or less are valued at amortized cost, which approximates market value.  To the extent the inputs are observable and timely, these securities would be classified in level 2 of the fair value hierarchy.

The Board of Trustees (“Board”) has delegated day-to-day valuation issues to a Valuation Committee of the Trust which is comprised of representatives from U.S. Bancorp Fund Services, LLC, the Funds’ administrator.  The function of the Valuation Committee is to value securities where current and reliable market quotations are not readily available or the closing price does not represent fair value by following procedures approved by the Board.  These procedures consider many factors, including the type of security, size of holding, trading volume and news events.  All actions taken by the Valuation Committee are subsequently reviewed and ratified by the Board.

Depending on the relative significance of the valuation inputs, fair valued securities may be classified in either level 2 or level 3 of the fair value hierarchy.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.  The following is a summary of the inputs used to value the Funds’ securities as of June 30, 2014:

CAPITAL ADVISORS FUNDS

NOTES TO FINANCIAL STATEMENTS at June 30, 2014 (Unaudited), Continued

Capital Advisors Growth Fund

	Level 1	Level 2	Level 3	Total
Common Stocks
Basic Materials	$1,758,048	$—	$—	$1,758,048
Conglomerates	1,353,572	—	—	1,353,572
Consumer Goods	5,550,560	—	—	5,550,560
Financial	5,649,404	—	—	5,649,404
Healthcare	6,636,287	—	—	6,636,287
Industrial Goods	1,767,236	—	—	1,767,236
Services	6,192,353	—	—	6,192,353
Technology	5,225,576	—	—	5,225,576
Utilities	1,083,355	—	—	1,083,355
Total Common Stocks	35,216,391	—	—	35,216,391
Short-Term Investments	1,448,418	—	—	1,448,418
Total Investments in Securities	$36,664,809	$—	$—	$36,664,809

C Tactical Dynamic Fund

	Level 1	Level 2	Level 3	Total
Exchange-Traded Funds	$24,814,533	$—	$—	$24,814,533
Short-Term Investments	343,758	—	—	343,758
Total Investments in Securities	$25,158,291	$—	$—	$25,158,291

Refer to each Fund’s Schedule of Investments for a detailed break-out of securities.  Transfers between levels are recognized at June 30, 2014, the end of the reporting period.  The Funds recognized no transfers to/from Level 1 or Level 2.  There were no Level 3 securities held in the Funds during the six months ended June 30, 2014.

NOTE 4 – INVESTMENT ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES

For the six months ended June 30, 2014, Capital Advisors, Inc. (the “Advisor”) provided the Funds with investment management services under an Investment Advisory Agreement.  The Advisor furnished all investment advice, office space, facilities, and provides most of the personnel needed by the Funds.  As compensation for its services, the Advisor is entitled to a monthly fee, computed daily and payable monthly.  The Capital Advisors Growth Fund and the C Tactical Dynamic Fund pay fees calculated at an annual rate of 0.75% and 0.70%, respectively, based upon the average daily net assets of each Fund.  For the six months ended June 30, 2014, the Capital Advisors Growth Fund and the C Tactical Dynamic Fund incurred $133,042 and $84,151 in advisory fees, respectively.

CAPITAL ADVISORS FUNDS

NOTES TO FINANCIAL STATEMENTS at June 30, 2014 (Unaudited), Continued

Each Fund is responsible for its own operating expenses.  The Advisor has contractually agreed to reduce fees payable to it by the Funds and to pay Fund operating expenses to the extent necessary to limit the aggregate annual operating expenses of each Fund to 1.25% of average daily net assets.  Any such reduction made by the Advisor in its fees or payment of expenses which are the Funds’ obligation are subject to reimbursement by the Funds to the Advisor, if so requested by the Advisor, in subsequent fiscal years if the aggregate amount actually paid by the Funds toward the operating expenses for such fiscal year (taking into account the reimbursement) does not exceed the applicable limitation on Funds’ expenses.  The Advisor is permitted to be reimbursed only for fee reductions and expense payments made in the previous three fiscal years.  Any such reimbursement is also contingent upon Board of Trustees review and approval at the time the reimbursement is made.  Such reimbursement may not be paid prior to the Funds’ payment of current ordinary operating expenses.  For the six months ended June 30, 2014, the Advisor reduced its fees in the amount of $52,024 and $8,681 for the Capital Advisors Growth Fund and the C Tactical Dynamic Fund, respectively.  No amounts were reimbursed to the Advisor.

Cumulative expenses subject to recapture pursuant to the aforementioned conditions and the year of expiration are as follows:

	2014	2015	2016	2017	Total
Capital Advisors
Growth Fund	$114,417	$110,309	$105,547	$52,024	$382,297
C Tactical
Dynamic Fund	—	37,736	32,755	8,681	79,172

U.S. Bancorp Fund Services, LLC (the “Administrator” or the “transfer agent”) acts as the Funds’ Administrator under an Administration Agreement.  The Administrator prepares various federal and state regulatory filings, reports and returns for the Funds; prepares reports and materials to be supplied to the Trustees; monitors the activities of the Funds’ custodian, transfer agent and accountants; coordinates the preparation and payment of the Funds’ expenses and reviews the Funds’ expense accruals.

U.S. Bancorp Fund Services, LLC (“USBFS”) also serves as the fund accountant and transfer agent to the Funds.  U.S. Bank N.A., an affiliate of USBFS, serves as the Funds’ custodian.

Quasar Distributors, LLC (the “Distributor”) acts as the Funds’ principal underwriter in a continuous public offering of the Funds’ shares.  The Distributor is an affiliate of the Administrator.

CAPITAL ADVISORS FUNDS

NOTES TO FINANCIAL STATEMENTS at June 30, 2014 (Unaudited), Continued

Certain officers of the Funds are also employees of the Administrator.

For the six months ended June 30, 2014, the Funds incurred the following expenses for administration, fund accounting, transfer agency, custody, and Chief Compliance Officer fees:

	Capital Advisors	C Tactical
	Growth Fund	Dynamic Fund
Administration and
Fund Accounting	$46,855	$25,380
Transfer Agency (a)	3,968	3,649
Custody	2,983	2,974
Chief Compliance Officer	3,472	4,453

(a)	Does not include out-of-pocket expenses

At June 30, 2014, the Funds had payables due to USBFS for administration, fund accounting, transfer agency and Chief Compliance Officer fees and to U.S. Bank N.A. for custody fees in the following amounts:

	Capital Advisors	C Tactical
	Growth Fund	Dynamic Fund
Administration and
Fund Accounting	$22,345	$12,728
Transfer Agency (a)	2,640	2,000
Chief Compliance Officer	1,721	2,204
Custody	829	1,140

(a)	Does not include out-of-pocket expenses

NOTE 5 – DISTRIBUTION COSTS

The Capital Advisors Growth Fund has adopted a Distribution Plan pursuant to Rule 12b-1 (the “Plan”).  The Plan permits the Fund to pay for distribution and related expenses at an annual rate of up to 0.25% of the Fund’s average daily net assets.  The expenses covered by the Plan may include the cost of preparing and distributing prospectuses and other sales material, advertising and public relations expenses, payments to financial intermediaries and compensation of personnel involved in selling shares of the Fund.  Payments made pursuant to the Plan will represent compensation for distribution and service activities, not reimbursements for specific expenses incurred.  Pursuant to a distribution coordination agreement adopted under the Plan, distribution fees are paid to the Advisor as “Distribution Coordinator”.  For the six months ended June 30, 2014, the Capital Advisors Growth Fund paid the Distribution Coordinator $44,347.

CAPITAL ADVISORS FUNDS

NOTES TO FINANCIAL STATEMENTS at June 30, 2014 (Unaudited), Continued

NOTE 6 – PURCHASES AND SALES OF SECURITIES

For the six months ended June 30, 2014, the cost of purchases and the proceeds from sales of securities, excluding short-term securities, were as follows:

	Cost of Purchases	Proceeds from Sales
Capital Advisors Growth Fund	$5,897,430	$6,243,858
C Tactical Dynamic Fund	20,779,162	20,361,045

NOTE 7 – INCOME TAXES

The tax character of distributions paid during the six months ended June 30, 2014 and the year ended December 31, 2013 was as follows:

Capital Advisors Growth Fund

	June 30, 2014	December 31, 2013
Ordinary income	$—	$306,315
Long-term capital gains	—	634,405

C Tactical Dynamic Fund

	June 30, 2014	December 31, 2013
Ordinary income	$—	$100,475

As of December 31, 2013, the Funds’ most recent fiscal year end, the components of accumulated earnings/(losses) on a tax basis were as follows:

	Capital Advisors	C Tactical
	Growth Fund	Dynamic Fund
Cost of investments	$25,998,720	$22,025,502
Gross tax unrealized appreciation	9,324,337	2,384,930
Gross tax unrealized depreciation	(192,305)	(116,112)
Net tax unrealized appreciation	9,132,032	2,268,818
Undistributed ordinary income	—	—
Undistributed long-term capital gain	—	—
Total distributable earnings	—	—
Other accumulated gains/(losses)	(19,647)	(396,165)
Total accumulated earnings/(losses)	$9,112,385	$1,872,653

The difference between book basis and tax basis distributable earnings is attributable to the wash sale, post-October losses and timing of distributions paid.

CAPITAL ADVISORS FUNDS

NOTES TO FINANCIAL STATEMENTS at June 30, 2014 (Unaudited), Continued

At December 31, 2013, the C Tactical Dynamic Fund had short-term capital loss carryforwards of $198,594, which can be carried forward indefinitely to offset future gains.

Under the Regulated Investment Company Modernization Act of 2010 (the “Act”), net capital losses recognized after December 31, 2010, may be carried forward indefinitely, and their character is retained as short-term and/or long-term losses.  Under the law in effect prior to the Act, pre-enactment net capital losses were carried forward for eight years and treated as short-term losses.  As a transition rule, the Act requires that post-enactment net capital losses be used before pre-enactment net capital losses.

At December 31, 2013, the Capital Advisors Growth Fund and the C Tactical Dynamic Fund deferred, on a tax basis, post-October losses of $19,647 and $197,571, respectively.

CAPITAL ADVISORS FUNDS

NOTICE TO SHAREHOLDERS at June 30, 2014 (Unaudited)

How to Obtain a Copy of the Funds’ Proxy Voting Policies

A description of the policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 1-866-205-0523 or on the SEC’s website at http://www.sec.gov.

How to Obtain a Copy of the Funds’ Proxy Voting Records for the 12-Month Period Ended June 30, 2014

Information regarding how the Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge, upon request, by calling 1-866-205-0523.  Furthermore, you can obtain the Funds’ proxy voting records on the SEC’s website at http://www.sec.gov.

Quarterly Filings on Form N-Q

The Funds file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q.  The Funds’ Form N-Q is available on the SEC’s website at http://www.sec.gov.  The Funds’ Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC and information on the operation of the Public Reference Room may be obtained by calling 1-202-551-8090.  Information included in the Funds’ Form N-Q is also available by calling 1-866-205-0523.

CAPITAL ADVISORS FUNDS

ADDITIONAL INFORMATION

Householding

In an effort to decrease costs, the Funds intend to reduce the number of duplicate prospectuses, annual and semi-annual reports, proxy statements and other similar documents you receive by sending only one copy of each to those addresses shared by two or more accounts and to shareholders the Transfer Agent reasonably believes are from the same family or household.  Once implemented, if you would like to discontinue householding for your accounts, please call toll-free at 1-866-205-0523 to request individual copies of these documents.  Once the Transfer Agent receives notice to stop householding, the Transfer Agent will begin sending individual copies thirty days after receiving your request.  This policy does not apply to account statements.

PRIVACY NOTICE

The Funds collect non-public information about you from the following sources:

•  Information we receive about you on applications or other forms;

•  Information you give us orally; and/or

•  Information about your transactions with us or others.

We do not disclose any non-public personal information about our customers or former customers without the customer’s authorization, except as permitted by law or in response to inquiries from governmental authorities.  We may share information with affiliated and unaffiliated third parties with whom we have contracts for servicing the Funds.  We will provide unaffiliated third parties with only the information necessary to carry out their assigned responsibilities.  We maintain physical, electronic and procedural safeguards to guard your non-public personal information and require third parties to treat your personal information with the same high degree of confidentiality.

In the event that you hold shares of the Funds through a financial intermediary, including, but not limited to, a broker-dealer, bank, or trust company, the privacy policy of your financial intermediary would govern how your non-public personal information would be shared by those entities with unaffiliated third parties.

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Advisor
Capital Advisors, Inc.
2200 South Utica Place, Suite 150
Tulsa, Oklahoma 74114

Distributor
Quasar Distributors, LLC
615 East Michigan Street
Milwaukee, Wisconsin 53202

Custodian
U.S. Bank N.A.
1555 North River Center Drive, Suite 302
Milwaukee, Wisconsin 53212

Transfer Agent
U.S. Bancorp Fund Services, LLC
615 East Michigan Street
Milwaukee, Wisconsin 53202
1-866-205-0523

Legal Counsel
Paul Hastings LLP
75 East 55th Street
New York, New York 10022

Independent Registered Public Accounting Firm
Tait, Weller & Baker LLP
1818 Market Street, Suite 2400
Philadelphia, Pennsylvania 19103

This report is intended for shareholders of the Funds and may not be used as sales literature unless preceded or accompanied by a current prospectus.

Past performance results shown in this report should not be considered a representation of future performance.  Share price and returns will fluctuate so that shares, when redeemed, may be worth more or less than their original cost.  Statements and other information herein are dated and are subject to change.

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable to registrants who are not listed issuers (as defined in Rule 10A-3 under the Securities Exchange Act of 1934).

Item 6. Investments.

(a)	Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.

(b)	Not Applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees.

Item 11. Controls and Procedures.

(a)
The Registrant’s President/Principal Executive Officer and Treasurer/Principal Financial Officer have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934.  Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Exhibits.

(a)
(1) Any code of ethics or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Not Applicable.

(2) A separate certification for each principal executive and principal financial officer pursuant to Section 302 of the Sarbanes-Oxley Act of 2002.  Filed herewith.

(3) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons.  Not applicable to open-end investment companies.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Advisors Series Trust

By (Signature and Title)* /s/ Douglas G. Hess
             Douglas G. Hess, President

Date  9/5/14

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)* /s/ Douglas G. Hess
             Douglas G. Hess, President

Date  9/5/14

By (Signature and Title)* /s/ Cheryl L. King
 Cheryl L. King, Treasurer

Date  9/5/14

* Print the name and title of each signing officer under his or her signature